HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 272,022	$ 205,720
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	1,703
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	16,430
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	16,141
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	237,748
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	272,386	212,307
Held-to-maturity, fair value, remaining contractual maturity, due within one year	1,715
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	16,976
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	16,355
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 237,340
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	2.09%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	2.17%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.24%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	1.92%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.09%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 16,544	47,295
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	350
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	12,410
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	3,784
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	16,825	48,597
Held-to-maturity, fair value, remaining contractual maturity, due within one year	350
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	12,889
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 3,586
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	2.17%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.55%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.37%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.57%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 32,689	25,860
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	1,338
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	3,243
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	2,126
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	25,982
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	33,475	26,793
Held-to-maturity, fair value, remaining contractual maturity, due within one year	1,350
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	3,307
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	2,191
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 26,627
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	2.10%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	2.34%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	1.31%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.59%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.15%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 188,909	115,437
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	188,909
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	187,984	119,598
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 187,984
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	2.15%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.15%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 1,082	890
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	15
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	13
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	29
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,025
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	1,095	933
Held-to-maturity, fair value, remaining contractual maturity, due within one year	15
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	13
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	30
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,037
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	2.99%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	1.55%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	2.90%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	3.16%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	3.00%
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 31,067	16,238
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	13,019
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	18,048
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	31,259	$ 16,386
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	13,153
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 18,106
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	1.53%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	1.60%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.48%
Other debt securities [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	$ 1,731
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	764
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	967
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value	1,748
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	767
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	981
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield	4.51%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.13%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	4.81%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%